Financial Risk Management Objectives - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Copper costs as a percentage of product cost	83.00%	82.00%
Cash and cash equivalents	$ 52,237	$ 53,673	$ 60,778	$ 46,093
Unutilized amounts of bank loans	200,000
Financial liabilities	56,000
Mortgage of land, buildings, machinery and equipment, investment properties and land use rights	15,078	15,099
Pledge of other receivables	1,363	4,847
Assets pledged as security		1,339
Subsidiary [Member]
Disclosure Of Financial Instruments [Line Items]
Assets pledged as security	$ 31,989	$ 27,454
One major customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of trade receivables from one customer	14.76%	9.31%
Interest rate risk [Member]
Disclosure Of Financial Instruments [Line Items]
Change of interest rates	0.30%	0.30%
Change in profit before tax due to change of interest rates	$ 54	$ 46
Top Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of financial liabilities bear floating interest rate	14.00%
Weighted average [Member]
Disclosure Of Financial Instruments [Line Items]
Weighted average interest rates on bank loans and overdrafts	2.07%	3.72%